    As filed with the Securities and Exchange Commission on October 2, 2001


                                                      Registration No. 33- 33085
                                                                       811-06032
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C    20549

--------------------------------------------------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.___

                      Post-Effective Amendment No. 26                   X

                                                  ----                  -

                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                              Amendment No.  37                          X

                                            ----                         -


                             Separate Account VA B
                     -------------------------------------
                          (Exact Name of Registrant)


                   -----------------------------------------


                      Transamerica Life Insurance Company
                      -----------------------------------
                              (Name of Depositor)


                          --------------------------


              4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                (319) 297-8121

                            Frank A. Camp, Esquire
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-4520
                    (Name and Address of Agent for Service)


                                   Copy to:

                         Frederick R. Bellamy, Esquire
                      Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

     It is proposed that this filing will become effective:


                immediately upon filing pursuant to paragraph (b) of
     -------    Rule 485


                on ___________ pursuant to paragraph (b) of Rule 485

     -------

        X       60 days after filing pursuant to paragraph (a) (1) of
     -------    Rule 485



                on ______________ pursuant to paragraph (a)(1) of Rule 485
     -------



If appropriate, check the following box:

       [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectuses and Statements of Additional Information of Separate Account VA B are hereby incorporated by reference to Form N-4 Registration Statement (33-33085 and 811-06032) filed on April 27, 2001.

                    TRANSAMERICA LANDMARK VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                       Supplement Dated January 1, 2002
                                    To The
                         Prospectus Dated May 1, 2001

An optional "managed annuity program" rider has been added to the policy for the Transamerica Landmark Variable Annuity. The rights and benefits under the managed annuity program rider are summarized below; however, the description of the managed annuity program contained in this prospectus supplement is qualified in its entirety by reference to the policy rider for the managed annuity program, a copy of which is available upon request from Transamerica Life Insurance Company ("Transamerica").

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The managed annuity program rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the managed annuity program rider in your state.

Please note that once the managed annuity program rider is available in your state, you may no longer purchase the family income protector rider that is described in the prospectus.

--------------------------------------------------------------------------------

The following information hereby supplements the Annuity Policy Fee Table - Policy Owner Transaction Expenses contained in the prospectus.

--------------------------------------------------------------------------------
                           ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------

       Policy Owner Transaction Expenses
--------------------------------------------------------------------------------
Managed Annuity Program Rider Fee *           0.35%
--------------------------------------------------------------------------------

* For the managed annuity program, the annual rider fee is 0.35% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted. See Guaranteed Payment Fee below.

--------------------------------------------------------------------------------

The following information hereby supplements the Fee Table Examples contained in the prospectus.

EXAMPLES - TABLE C

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming both the managed annuity program and the additional death distribution have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit (1.10%)
B = Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly
    Step-Up through age 80 Death Benefit (1.35%)

                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
           Transamerica Landmark Variable Annuity dated May 1, 2001

==============================================================================================================================
                                                                                           If the Policy is annuitized at
                                                      If the Policy is surrendered         the end of the applicable time
                                                      at the end of the applicable        period or if the Policy is simply
                                                              time period.                 kept in the accumulation phase.
                                                  ------------------------------------- --------------------------------------
Subaccounts                                         1        3         5         10        1        3         5         10
                                                   Year    Years     Years     Years     Year     Years     Years     Years
------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                      A    $108     $154      $197      $316      $28       $86      $147      $316
                                             B    $110     $161      $210      $340      $30       $93      $160      $340
------------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth             A    $113     $169      $223      $367      $33      $102      $174      $367
                                             B    $116     $175      $234      $390      $36      $109      $186      $390
------------------------------------------------------------------------------------------------------------------------------
American Century International               A    $114     $171      $228      $376      $34      $105      $179      $376
                                             B    $117     $178      $239      $399      $37      $112      $190      $399
------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                        A    $111     $163      $214      $349      $31       $96      $164      $349
                                             B    $114     $170      $225      $372      $34      $103      $176      $372
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth                         A    $109     $158      $204      $330      $29       $90      $154      $330
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
Great Companies - America/SM/                A    $108     $155      $200      $321      $28       $87      $150      $321
                                             B    $111     $162      $212      $345      $31       $95      $162      $345
------------------------------------------------------------------------------------------------------------------------------
Great Companies - Global/2/                  A    $109     $158      $204      $330      $29       $90      $154      $330
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
Great Companies - Technology/SM/             A    $109     $158      $204      $330      $29       $90      $154      $330
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
Janus Global (A/T)                           A    $108     $155      $199      $319      $28       $87      $149      $319
                                             B    $111     $161      $211      $343      $31       $94      $161      $343
------------------------------------------------------------------------------------------------------------------------------
NWQ Value Equity                             A    $108     $154      $198      $318      $28       $87      $148      $318
                                             B    $111     $161      $211      $342      $31       $94      $161      $342
------------------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth                A    $108     $155      $200      $322      $28       $88      $150      $322
                                             B    $111     $162      $212      $346      $31       $95      $163      $346
------------------------------------------------------------------------------------------------------------------------------
Salomon All Cap                              A    $109     $158      $204      $330      $29       $90      $154      $330
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth                A    $109     $158      $204      $330      $29       $90      $154      $330
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap                      A    $109     $158      $204      $330      $29       $90      $154      $330
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                   A    $108     $153      $197      $315      $28       $86      $147      $315
                                             B    $110     $160      $209      $339      $30       $93      $159      $339
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income - Class B           A    $109     $156      $202      $325      $29       $89      $152      $325
                                             B    $111     $163      $214      $349      $31       $96      $164      $349
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth - Class B            A    $112     $166      $218      $358      $32       $99      $169      $358
                                             B    $115     $173      $230      $381      $35      $106      $181      $381
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Global                      A    $112     $166      $218      $358      $32       $99      $169      $358
                                             B    $115     $173      $230      $381      $35      $106      $181      $381
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity                 A    $111     $161      $211      $342      $31       $94      $161      $342
                                             B    $113     $168      $222      $365      $33      $101      $173      $365
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value                       A    $109     $156      $201      $323      $29       $88      $151      $323
                                             B    $111     $163      $213      $347      $31       $95      $163      $347
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value                      A    $112     $165      $217      $354      $32       $98      $167      $354
                                             B    $114     $172      $228      $377      $34      $105      $179      $377
==============================================================================================================================

EXAMPLES - TABLE C - continued.....


==============================================================================================================================
                                                                                           If the Policy is annuitized at
                                                      If the Policy is surrendered         the end of the applicable time
                                                      at the end of the applicable        period or if the Policy is simply
                                                              time period.                 kept in the accumulation phase.
                                                  ----------------------------------------------------------------------------
Subaccounts                                         1        3         5         10        1        3         5         10
                                                   Year    Years     Years     Years     Year     Years     Years     Years
------------------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities           A    $107     $151      $192      $306      $27       $83      $142      $306
                                            ----------------------------------------------------------------------------------
                                             B    $109     $158      $205      $330      $29       $90      $155      $330
------------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation                    A    $108     $154      $198      $317      $28       $86      $148      $317
                                            ----------------------------------------------------------------------------------
                                             B    $110     $161      $210      $341      $30       $94      $160      $341
------------------------------------------------------------------------------------------------------------------------------
Endeavor Money Market                        A    $105     $146      $184      $290      $25       $78      $134      $290
                                            ----------------------------------------------------------------------------------
                                             B    $108     $153      $197      $315      $28       $86      $147      $315
------------------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index                      A    $108     $154      $198      $317      $28       $86      $148      $317
                                            ----------------------------------------------------------------------------------
                                             B    $110     $161      $210      $341      $30       $94      $160      $341
------------------------------------------------------------------------------------------------------------------------------
Endeavor High Yield                          A    $111     $161      $211      $343      $31       $94      $161      $343
                                            ----------------------------------------------------------------------------------
                                             B    $113     $168      $223      $366      $33      $102      $173      $366
------------------------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth                        A    $108     $153      $197      $315      $28       $86      $147      $315
                                            ----------------------------------------------------------------------------------
                                             B    $110     $160      $209      $339      $30       $93      $159      $339
------------------------------------------------------------------------------------------------------------------------------
Jennison Growth                              A    $109     $158      $204      $330      $29       $90      $154      $330
                                            ----------------------------------------------------------------------------------
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                  A    $108     $155      $199      $320      $28       $87      $149      $320
                                            ----------------------------------------------------------------------------------
                                             B    $111     $162      $212      $344      $31       $95      $162      $344
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock                   A    $108     $155      $200      $321      $28       $87      $150      $321
                                            ----------------------------------------------------------------------------------
                                             B    $111     $162      $212      $345      $31       $95      $162      $345
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock            A    $110     $160      $208      $336      $30       $92      $158      $336
                                            ----------------------------------------------------------------------------------
                                             B    $112     $166      $219      $360      $32      $100      $170      $360
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Aggressive Growth -            A    $108     $155      $200      $322      $28       $88      $150      $322
                                            ----------------------------------------------------------------------------------
   Service Shares                            B    $111     $162      $212      $346      $31       $95      $163      $346
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Strategic Value -              A    $114     $171      $228      $376      $34      $105      $179      $376
                                            ----------------------------------------------------------------------------------
   Service Shares                            B    $117     $178      $239      $399      $37      $112      $190      $399
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Worldwide Growth -             A    $109     $156      $202      $325      $29       $89      $152      $325
                                            ----------------------------------------------------------------------------------
   Service Shares                            B    $111     $163      $214      $349      $31       $96      $164      $349
------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                      A    $108     $153      $197      $315      $28       $86      $147      $315
                                            ----------------------------------------------------------------------------------
                                             B    $110     $160      $209      $339      $30       $93      $159      $339
------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company               A    $111     $163      $214      $349      $31       $96      $164      $349
                                            ----------------------------------------------------------------------------------
                                             B    $114     $170      $225      $372      $34      $103      $176      $372
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income                 A    $108     $153      $196      $313      $28       $85      $146      $313
                                            ----------------------------------------------------------------------------------
    Service Class 2                          B    $110     $160      $208      $337      $30       $93      $158      $337
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth                        A    $108     $155      $200      $321      $28       $87      $150      $321
                                            ----------------------------------------------------------------------------------
    Service Class 2                          B    $111     $162      $212      $345      $31       $95      $162      $345
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund(R)              A    $108     $155      $200      $322      $28       $88      $150      $322
                                            ----------------------------------------------------------------------------------
   Service Class 2                           B    $111     $162      $212      $346      $31       $95      $163      $346
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities      A    $109     $156      $202      $325      $29       $89      $152      $325
                                            ----------------------------------------------------------------------------------
   Service Class 2                           B    $111     $163      $214      $349      $31       $96      $164      $349
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap                   A    $109     $157      $204      $329      $29       $90      $154      $329
                                            ----------------------------------------------------------------------------------
   Service Class 2                           B    $112     $164      $216      $352      $32       $97      $166      $352
==============================================================================================================================

The following information hereby supplements "Section 10. ADDITIONAL FEATURES" contained in the prospectus.

Managed Annuity Program

The optional "managed annuity program" assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a managed annuity program payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The managed annuity program rider will not be issued if you are 85 years old or older (earlier, if required by state law).

You can annuitize under the managed annuity program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date
-------------------
the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:
 .  the minimum income base on the rider date; plus
 .  any subsequent premium payments; minus
 .  any subsequent surrenders;
 .  each of which is accumulated at the annual growth rate from the date of each transaction; minus
 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the managed annuity program payment options and may not be used with any other annuity payment options. The managed annuity program payment options are:
 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and
 .  The annuitant(s) dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  We will make only one (two, three, etc.) annuity payments.

IF:
 .  You annuitize using the managed annuity program before the 10th rider anniversary;
THEN:
 .  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the managed annuity
-----------------------------
program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age. This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

            -------------------------------------------------------
                 Number of Years            Age Adjustment:
                    Since the          Number of Years Subtracted
                   Rider Date                from Your Age
            -------------------------------------------------------
                       0-1                         10
            -------------------------------------------------------
                       1-2                         9
            -------------------------------------------------------
                       2-3                         8
            -------------------------------------------------------
                       3-4                         7
            -------------------------------------------------------
                       4-5                         6
            -------------------------------------------------------
                       5-6                         5
            -------------------------------------------------------
                       6-7                         4
            -------------------------------------------------------
                       7-8                         3
            -------------------------------------------------------
                       8-9                         2
            -------------------------------------------------------
                      9-10                         1
            -------------------------------------------------------
                       >10                         0
            -------------------------------------------------------

The minimum income base is used solely to calculate the managed annuity program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the managed annuity program should be regarded as a safety net. The costs of annuitizing under the managed annuity program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the initial payment guarantee option (see prospectus for details) also provides for a minimum payout level, and it uses actuarial factors (such as a 5.0 % AIR) that provide for higher payment levels for a given policy value than the managed annuity program. You should carefully consider these factors, since electing annuity payments under the managed annuity program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the
---------------------------
policy value after the first rider anniversary and before your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
 .  the new fees, thresholds and factors may be higher (or lower) than before;
   and
 .  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base on the applicable policy anniversary.

Conditions of Exercise of the Managed Annuity Program. You can only annuitize
-----------------------------------------------------
using the managed annuity program within the 30 days after a policy anniversary after the managed annuity program is elected. You cannot, however, annuitize using the managed annuity program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the managed annuity program on page one of the rider.

NOTE CAREFULLY:
 .  If you annuitize at any time other than indicated above, you cannot use the managed annuity program.
 . If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the managed
--------------------------------------
annuity program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the managed annuity program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Rider Fee. A rider fee, currently 0.35% of the minimum
---------------------------------
income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the managed annuity program rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The managed annuity program will terminate upon the earliest of the
-----------
following:
 . the date we receive written notice from you requesting termination of the managed annuity program (you may not terminate the rider before the first rider anniversary);
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the managed annuity program);
 .  upgrade of the minimum income base (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The managed annuity program may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the managed annuity program differ from the above description. New Jersey residents should see the separate supplement describing the managed annuity program for New Jersey.

                     TRANSAMERICA LANDMARK VARIABLE ANNUITY

                                    Issued by

                       TRANSAMERICA LIFE INSURANCE COMPANY

                        Supplement Dated January 1, 2002
                                     To The
              Statement of Additional Information Dated May 1, 2001


An optional managed annuity program rider has been added to the policy for the Transamerica Landmark Variable Annuity. Additional rights and benefits under the managed annuity program rider are summarized below; however, the description of the managed annuity program contained in this statement of additional information supplement is qualified in its entirety by reference to the policy rider for the managed annuity program, a copy of which is available upon request from Transamerica Life Insurance Company ("Transamerica").

All capitalized terms used, which are not defined in this supplement, shall have the same meanings as the same terms used in the prospectus.

The managed annuity program rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the managed annuity program rider in your state.

--------------------------------------------------------------------------------


                MANAGED ANNUITY PROGRAM -- ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "managed annuity program" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:
   .  there were no subsequent premium payments or withdrawals;
   .  there were no premium taxes;
   .  the $100,000 premium is subject to the managed annuity program;
   . the annuitant is (or both annuitants are) 60 years old when the rider is issued;
   . the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the managed annuity program rider); and
   .  there was no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

     This Statement of Additional Information Supplement must be accompanied by the Statement of Additional Information for the
            Transamerica Landmark Variable Annuity dated May 1, 2001


Life Only = Life Annuity with No Period Certain               Life 10 = Life Annuity with 10 Years Certain

---------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at
      Exercise Date                   Male                         Female                   Joint & Survivor
---------------------------------------------------------------------------------------------------------------------
                            Life Only        Life 10       Life Only      Life 10       Life Only       Life 10
---------------------------------------------------------------------------------------------------------------------
       10 (age 70)            $1,112         $1,049         $1,035          $999          $876            $872
---------------------------------------------------------------------------------------------------------------------
           15                 $1,788         $1,606         $1,663         $1,546        $1,366          $1,349
---------------------------------------------------------------------------------------------------------------------
       20 (age 80)            $2,960         $2,441         $2,777         $2,393        $2,200          $2,117
---------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum income base as follows: Each policy year, withdrawals up to the limit of a maximum annual amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Withdrawals over this amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The maximum annual amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of withdrawals on the minimum income base are as follows:

--------------------------------------------------------------------------------
                                    EXAMPLE 1
--------------------------------------------------------------------------------
                                   Assumptions
--------------------------------------------------------------------------------
 .   minimum income base on last policy anniversary:     $10,000
--------------------------------------------------------------------------------
 .   minimum income base at time of withdrawal:          $10,500
--------------------------------------------------------------------------------
 .   policy value at time of withdrawal:                 $15,000
--------------------------------------------------------------------------------
 .   gross withdrawal amount:                            $500
--------------------------------------------------------------------------------
 .   prior withdrawal in current policy year:            None
--------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------
 .   maximum annual amount:                              $10,000 x 6% = $600
--------------------------------------------------------------------------------
 .   policy value after withdrawal:                      $15,000 - $500 = $14,500
--------------------------------------------------------------------------------
 .   minimum income base after withdrawal:               $10,500 - $500 = $10,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              EXAMPLE 2
--------------------------------------------------------------------------------
                             Assumptions
--------------------------------------------------------------------------------
 .  minimum income base on last policy anniversary:      $10,000
--------------------------------------------------------------------------------
 .  minimum income base at time of withdrawal:           $10,500
--------------------------------------------------------------------------------
 .  policy value at time of withdrawal:                  $15,000
--------------------------------------------------------------------------------
 .  gross withdrawal amount:                             $1,500
--------------------------------------------------------------------------------
 .  prior withdrawal in current policy year:             $1,000
--------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------
 .  maximum annual remaining amount:                     $0.0
--------------------------------------------------------------------------------
   (since prior withdrawals have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------
 .  policy value after withdrawal:                       $15,000 - $1,500 =
                                                        $13,500
--------------------------------------------------------------------------------
   (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
--------------------------------------------------------------------------------
 .  minimum income base after withdrawal:                $10,500 - (10% x
                                                        $10,500) = $9,450
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                              EXAMPLE 3
-----------------------------------------------------------------------------------------------------------
                             Assumptions
-----------------------------------------------------------------------------------------------------------
 .  minimum income base on last policy anniversary:      $10,000
-----------------------------------------------------------------------------------------------------------
 .  minimum income base at time of withdrawal:           $10,500
-----------------------------------------------------------------------------------------------------------
 .  policy value at time of withdrawal:                  $7,500
-----------------------------------------------------------------------------------------------------------
 .  gross withdrawal amount:                             $1,500
-----------------------------------------------------------------------------------------------------------
 .  prior withdrawal in current policy year:             $1,000
-----------------------------------------------------------------------------------------------------------
                            Calculations
-----------------------------------------------------------------------------------------------------------
 .  maximum annual amount:                               $0.0
-----------------------------------------------------------------------------------------------------------
   (prior withdrawals have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-----------------------------------------------------------------------------------------------------------
 .  policy value after withdrawal:                       $7,500 - $1,500 = $6,000
-----------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
-----------------------------------------------------------------------------------------------------------
 .  minimum income base after withdrawal:                $10,500 - (20% x $10,500) = $8,400
-----------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the managed annuity program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the managed annuity program rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, number of years since the rider date, and the managed annuity program payment option selected and is based on a assumed investment return of 3% and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the managed annuity program rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the managed annuity program will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

                   TRANSAMERICA LANDMARK ML VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                       Supplement Dated January 1, 2002
                                    To The
                         Prospectus Dated May 1, 2001

An optional "managed annuity program" rider has been added to the policy for the Transamerica Landmark ML Variable Annuity. The rights and benefits under the managed annuity program rider are summarized below; however, the description of the managed annuity program contained in this prospectus supplement is qualified in its entirety by reference to the policy rider for the managed annuity program, a copy of which is available upon request from Transamerica Life Insurance Company ("Transamerica").

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The managed annuity program rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the managed annuity program rider in your state.

Please note that once the managed annuity program rider is available in your state, you may no longer purchase the family income protector rider that is described in the prospectus.

--------------------------------------------------------------------------------

The following information hereby supplements the Annuity Policy Fee Table - Policy Owner Transaction Expenses contained in the prospectus.

--------------------------------------------------------------------------------
                           ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------

    Policy Owner Transaction Expenses
--------------------------------------------------------------------------------
Managed Annuity Program Rider Fee *      0.35%
--------------------------------------------------------------------------------

* For the managed annuity program, the annual rider fee is 0.35% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted. See Guaranteed Payment Fee below.

--------------------------------------------------------------------------------

The following information hereby supplements the Fee Table Examples contained in the prospectus.

EXAMPLES - TABLE C

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming both the managed annuity program and the additional death distribution have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit (1.10%)
B = Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly
    Step-Up through age 80 Death Benefit (1.35%)

                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
          Transamerica Landmark ML Variable Annuity dated May 1, 2001

==============================================================================================================================
                                                                                           If the Policy is annuitized at
                                                      If the Policy is surrendered         the end of the applicable time
                                                      at the end of the applicable        period or if the Policy is simply
                                                              time period.                 kept in the accumulation phase.
                                                  ----------------------------------------------------------------------------
Subaccounts                                         1        3         5         10        1        3         5         10
                                                   Year    Years     Years     Years     Year     Years     Years     Years
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus Fund         A    $106     $148      $187      $295      $26       $80      $137      $295
                                            ----------------------------------------------------------------------------------
                                             B    $108     $155      $199      $320      $28       $87      $149      $320
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current                   A    $105     $145      $181      $284      $25       $76      $131      $284
                                            ----------------------------------------------------------------------------------
    Income Fund                              B    $107     $152      $194      $309      $27       $84      $144      $309
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital             A    $111     $164      $215      $350      $31       $97      $165      $350
                                            ----------------------------------------------------------------------------------
    Markets Focus Fund                       B    $114     $170      $226      $374      $34      $104      $177      $374
------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                      A    $108     $154      $197      $316      $28       $86      $147      $316
                                            ----------------------------------------------------------------------------------
                                             B    $110     $161      $210      $340      $30       $93      $160      $340
------------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth             A    $113     $169      $223      $367      $33      $102      $174      $367
                                            ----------------------------------------------------------------------------------
                                             B    $116     $175      $234      $390      $36      $109      $186      $390
------------------------------------------------------------------------------------------------------------------------------
American Century International               A    $114     $171      $228      $376      $34      $105      $179      $376
                                            ----------------------------------------------------------------------------------
                                             B    $117     $178      $239      $399      $37      $112      $190      $399
------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                        A    $111     $163      $214      $349      $31       $96      $164      $349
                                            ----------------------------------------------------------------------------------
                                             B    $114     $170      $225      $372      $34      $103      $176      $372
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth                         A    $109     $158      $204      $330      $29       $90      $154      $330
                                            ----------------------------------------------------------------------------------
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
Great Companies - America/SM/                A    $108     $155      $200      $321      $28       $87      $150      $321
                                            ----------------------------------------------------------------------------------
                                             B    $111     $162      $212      $345      $31       $95      $162      $345
------------------------------------------------------------------------------------------------------------------------------
Great Companies - Global/2/                  A    $109     $158      $204      $330      $29       $90      $154      $330
                                            ----------------------------------------------------------------------------------
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
Great Companies - Technology/SM/             A    $109     $158      $204      $330      $29       $90      $154      $330
                                            ----------------------------------------------------------------------------------
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
Janus Global (A/T)                           A    $108     $155      $199      $319      $28       $87      $149      $319
                                            ----------------------------------------------------------------------------------
                                             B    $111     $161      $211      $343      $31       $94      $161      $343
------------------------------------------------------------------------------------------------------------------------------
NWQ Value Equity                             A    $108     $154      $198      $318      $28       $87      $148      $318
                                            ----------------------------------------------------------------------------------
                                             B    $111     $161      $211      $342      $31       $94      $161      $342
------------------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth                A    $108     $155      $200      $322      $28       $88      $150      $322
                                            ----------------------------------------------------------------------------------
                                             B    $111     $162      $212      $346      $31       $95      $163      $346
------------------------------------------------------------------------------------------------------------------------------
Salomon All Cap                              A    $109     $158      $204      $330      $29       $90      $154      $330
                                            ----------------------------------------------------------------------------------
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth                A    $109     $158      $204      $330      $29       $90      $154      $330
                                            ----------------------------------------------------------------------------------
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap                      A    $109     $158      $204      $330      $29       $90      $154      $330
                                            ----------------------------------------------------------------------------------
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                   A    $108     $153      $197      $315      $28       $86      $147      $315
                                            ----------------------------------------------------------------------------------
                                             B    $110     $160      $209      $339      $30       $93      $159      $339
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income - Class B           A    $109     $156      $202      $325      $29       $89      $152      $352
                                            ----------------------------------------------------------------------------------
                                             B    $111     $163      $214      $349      $31       $96      $164      $349
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth - Class B            A    $112     $166      $218      $358      $32       $99      $169      $358
                                            ----------------------------------------------------------------------------------
                                             B    $115     $173      $230      $381      $35      $106      $181      $381
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Global                      A    $112     $166      $218      $358      $32       $99      $169      $358
                                            ----------------------------------------------------------------------------------
                                             B    $115     $173      $230      $381      $35      $106      $181      $381
==============================================================================================================================

EXAMPLES - TABLE C - continued.....

==============================================================================================================================
                                                                                           If the Policy is annuitized at
                                                      If the Policy is surrendered         the end of the applicable time
                                                      at the end of the applicable        period or if the Policy is simply
                                                              time period.                 kept in the accumulation phase.
                                                  ----------------------------------------------------------------------------
Subaccounts                                         1        3         5         10        1        3         5         10
                                                   Year    Years     Years     Years     Year     Years     Years     Years
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity                 A    $111     $161      $211      $342      $31       $94      $161      $342
                                            ----------------------------------------------------------------------------------
                                             B    $113     $168      $222      $365      $33      $101      $173      $365
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value                       A    $109     $156      $201      $323      $29       $88      $151      $323
                                            ----------------------------------------------------------------------------------
                                             B    $111     $163      $213      $347      $31       $95      $163      $347
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value                      A    $112     $165      $217      $354      $32       $98      $167      $354
                                            ----------------------------------------------------------------------------------
                                             B    $114     $172      $228      $377      $34      $105      $179      $377
------------------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities           A    $107     $151      $192      $306      $27       $83      $142      $306
                                            ----------------------------------------------------------------------------------
                                             B    $109     $158      $205      $330      $29       $90      $155      $330
------------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation                    A    $108     $154      $198      $317      $28       $86      $148      $317
                                            ----------------------------------------------------------------------------------
                                             B    $110     $161      $210      $341      $30       $94      $160      $341
------------------------------------------------------------------------------------------------------------------------------
Endeavor Money Market                        A    $105     $146      $184      $290      $25       $78      $134      $290
                                            ----------------------------------------------------------------------------------
                                             B    $108     $153      $197      $315      $28       $86      $147      $315
------------------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index                      A    $108     $154      $198      $317      $28       $86      $148      $317
                                            ----------------------------------------------------------------------------------
                                             B    $110     $161      $210      $341      $30       $94      $160      $341
------------------------------------------------------------------------------------------------------------------------------
Endeavor High Yield                          A    $111     $161      $211      $343      $31       $94      $161      $343
                                            ----------------------------------------------------------------------------------
                                             B    $113     $168      $223      $366      $33      $102      $173      $366
------------------------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth                        A    $108     $153      $197      $315      $28       $86      $147      $315
                                            ----------------------------------------------------------------------------------
                                             B    $110     $160      $209      $339      $30       $93      $159      $339
------------------------------------------------------------------------------------------------------------------------------
Jennison Growth                              A    $109     $158      $204      $330      $29       $90      $154      $330
                                            ----------------------------------------------------------------------------------
                                             B    $112     $164      $216      $353      $32       $98      $166      $353
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                  A    $108     $155      $199      $320      $28       $87      $149      $320
                                            ----------------------------------------------------------------------------------
                                             B    $111     $162      $212      $344      $31       $95      $162      $344
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock                   A    $108     $155      $200      $321      $28       $87      $150      $321
                                            ----------------------------------------------------------------------------------
                                             B    $111     $162      $212      $345      $31       $95      $162      $345
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock            A    $110     $160      $208      $336      $30       $92      $158      $336
                                            ----------------------------------------------------------------------------------
                                             B    $112     $166      $219      $360      $32      $100      $170      $360
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Aggressive Growth -            A    $108     $155      $200      $322      $28       $88      $150      $322
                                            ----------------------------------------------------------------------------------
   Service Shares                            B    $111     $162      $212      $346      $31       $95      $163      $346
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Strategic Value -              A    $114     $171      $228      $376      $34      $105      $179      $376
                                            ----------------------------------------------------------------------------------
   Service Shares                            B    $117     $178      $239      $399      $37      $112      $190      $399
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Worldwide Growth -             A    $109     $156      $202      $325      $29       $89      $152      $325
                                            ----------------------------------------------------------------------------------
   Service Shares                            B    $111     $163      $214      $349      $31       $96      $164      $349
------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                      A    $108     $153      $197      $315      $28       $86      $147      $315
                                            ----------------------------------------------------------------------------------
                                             B    $110     $160      $209      $339      $30       $93      $159      $339
------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company               A    $111     $163      $214      $349      $31       $96      $164      $349
                                            ----------------------------------------------------------------------------------
                                             B    $114     $170      $225      $372      $34      $103      $176      $372
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income                 A    $108     $153      $196      $313      $28       $85      $146      $313
                                            ----------------------------------------------------------------------------------
    Service Class 2                          B    $110     $160      $208      $337      $30       $93      $158      $337
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth                        A    $108     $155      $200      $321      $28       $87      $150      $321
                                            ----------------------------------------------------------------------------------
    Service Class 2                          B    $111     $162      $212      $345      $31       $95      $162      $345
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund(R)              A    $108     $155      $200      $322      $28       $88      $150      $322
                                            ----------------------------------------------------------------------------------
   Service Class 2                           B    $111     $162      $212      $346      $31       $95      $163      $346
=============================================================================================================================

EXAMPLES - TABLE C - continued.....

==============================================================================================================================
                                                                                           If the Policy is annuitized at
                                                      If the Policy is surrendered         the end of the applicable time
                                                      at the end of the applicable        period or if the Policy is simply
                                                              time period.                 kept in the accumulation phase.
                                                  ----------------------------------------------------------------------------
Subaccounts                                         1        3         5         10        1        3         5         10
                                                   Year    Years     Years     Years     Year     Years     Years     Years
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities      A    $109     $156      $202      $325      $29       $89      $152      $325
                                            ----------------------------------------------------------------------------------
   Service Class 2                           B    $111     $163      $214      $349      $31       $96      $164      $349
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap                   A    $109     $157      $204      $329      $29       $90      $154      $329
                                            ----------------------------------------------------------------------------------
   Service Class 2                           B    $112     $164      $216      $352      $32       $97      $166      $352
==============================================================================================================================

--------------------------------------------------------------------------------
The following information hereby supplements "Section 10. ADDITIONAL FEATURES" contained in the prospectus.

Managed Annuity Program

The optional "managed annuity program" assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a managed annuity program payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The managed annuity program rider will not be issued if you are 85 years old or older (earlier, if required by state law).

You can annuitize under the managed annuity program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date
-------------------
the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:

 .  the minimum income base on the rider date; plus
 .  any subsequent premium payments; minus
 .  any subsequent surrenders;
 .  each of which is accumulated at the annual growth rate from the date of each transaction; minus
 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the managed annuity program payment options and may not be used with any other annuity payment options. The managed annuity program payment options are:
 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and
 .  The annuitant(s) dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  We will make only one (two, three, etc.) annuity payments.

IF:
 .  You annuitize using the managed annuity program before the 10th rider anniversary;
THEN:
 .  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the managed annuity
-----------------------------
program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age. This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

          -------------------------------------------------------
               Number of Years            Age Adjustment:
                  Since the          Number of Years Subtracted
                 Rider Date                from Your Age
          -------------------------------------------------------
                     0-1                         10
          -------------------------------------------------------
                     1-2                         9
          -------------------------------------------------------
                     2-3                         8
          -------------------------------------------------------
                     3-4                         7
          -------------------------------------------------------
                     4-5                         6
          -------------------------------------------------------
                     5-6                         5
          -------------------------------------------------------
                     6-7                         4
          -------------------------------------------------------
                     7-8                         3
          -------------------------------------------------------
                     8-9                         2
          -------------------------------------------------------
                    9-10                         1
          -------------------------------------------------------
                     >10                         0
          -------------------------------------------------------

The minimum income base is used solely to calculate the managed annuity program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the managed annuity program should be regarded as a safety net. The costs of annuitizing under the managed annuity program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the initial payment guarantee option (see prospectus for details) also provides for a minimum payout level, and it uses actuarial factors (such as a 5.0 % AIR) that provide for higher payment levels for a given policy value than the managed annuity program. You should carefully consider these factors, since electing annuity payments under the managed annuity program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the
---------------------------
policy value after the first rider anniversary and before your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
 .  the new fees, thresholds and factors may be higher (or lower) than before;
   and
 .  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base on the applicable policy anniversary.

Conditions of Exercise of the Managed Annuity Program. You can only annuitize
-----------------------------------------------------
using the managed annuity program within the 30 days after a policy anniversary after the managed annuity program is elected. You cannot, however, annuitize using the managed annuity program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the managed annuity program on page one of the rider.

NOTE CAREFULLY:
 .  If you annuitize at any time other than indicated above, you cannot use the managed annuity program.
 . If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the managed
--------------------------------------
annuity program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the managed annuity program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Rider Fee. A rider fee, currently 0.35% of the minimum
---------------------------------
income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the managed annuity program rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The managed annuity program will terminate upon the earliest of the
-----------
following:
 . the date we receive written notice from you requesting termination of the managed annuity program (you may not terminate the rider before the first rider anniversary);
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the managed annuity program);
 .  upgrade of the minimum income base (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The managed annuity program may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the managed annuity program differ from the above description. New Jersey residents should see the separate supplement describing the managed annuity program for New Jersey.

                   TRANSAMERICA LANDMARK ML VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                       Supplement Dated January 1, 2002
                                    To The
             Statement of Additional Information Dated May 1, 2001

An optional managed annuity program rider has been added to the policy for the Transamerica Landmark ML Variable Annuity. Additional rights and benefits under the managed annuity program rider are summarized below; however, the description of the managed annuity program contained in this statement of additional information supplement is qualified in its entirety by reference to the policy rider for the managed annuity program, a copy of which is available upon request from Transamerica Life Insurance Company ("Transamerica").

All capitalized terms used, which are not defined in this supplement, shall have the same meanings as the same terms used in the prospectus.

The managed annuity program rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the managed annuity program rider in your state.

--------------------------------------------------------------------------------

               MANAGED ANNUITY PROGRAM -- ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "managed annuity program" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:
   .  there were no subsequent premium payments or withdrawals;
   .  there were no premium taxes;
   .  the $100,000 premium is subject to the managed annuity program;
   . the annuitant is (or both annuitants are) 60 years old when the rider is issued;
   . the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the managed annuity program rider); and
   .  there was no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

    This Statement of Additional Information Supplement must be accompanied by the Statement of Additional Information for the Transamerica Landmark ML Variable Annuity dated May 1, 2001

Life Only = Life Annuity with No Period Certain               Life 10 = Life Annuity with 10 Years Certain

---------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at
      Exercise Date                   Male                         Female                   Joint & Survivor
---------------------------------------------------------------------------------------------------------------------
                            Life Only        Life 10       Life Only      Life 10       Life Only       Life 10
---------------------------------------------------------------------------------------------------------------------
       10 (age 70)            $1,112         $1,049         $1,035          $999          $876            $872
---------------------------------------------------------------------------------------------------------------------
           15                 $1,788         $1,606         $1,663         $1,546        $1,366          $1,349
---------------------------------------------------------------------------------------------------------------------
       20 (age 80)            $2,960         $2,441         $2,777         $2,393        $2,200          $2,117
---------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum income base as follows: Each policy year, withdrawals up to the limit of a maximum annual amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Withdrawals over this amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The maximum annual amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of withdrawals on the minimum income base are as follows:


--------------------------------------------------------------------------------
                                    EXAMPLE 1
--------------------------------------------------------------------------------
                                   Assumptions
--------------------------------------------------------------------------------
 .  minimum income base on last policy anniversary:      $10,000
--------------------------------------------------------------------------------
 .  minimum income base at time of withdrawal:           $10,500
--------------------------------------------------------------------------------
 .  policy value at time of withdrawal:                  $15,000
--------------------------------------------------------------------------------
 .  gross withdrawal amount:                             $500
--------------------------------------------------------------------------------
 .  prior withdrawal in current policy year:             None
--------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------
 .  maximum annual amount:                               $10,000 x 6% = $600
--------------------------------------------------------------------------------
 .  policy value after withdrawal:                       $15,000 - $500 = $14,500
--------------------------------------------------------------------------------
 .  minimum income base after withdrawal:                $10,500 - $500 = $10,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                    EXAMPLE 2
--------------------------------------------------------------------------------------------------------------
                                   Assumptions
--------------------------------------------------------------------------------------------------------------
 .  minimum income base on last policy anniversary:      $10,000
--------------------------------------------------------------------------------------------------------------
 .  minimum income base at time of withdrawal:           $10,500
--------------------------------------------------------------------------------------------------------------
 .  policy value at time of withdrawal:                  $15,000
--------------------------------------------------------------------------------------------------------------
 .  gross withdrawal amount:                             $1,500
--------------------------------------------------------------------------------------------------------------
 .  prior withdrawal in current policy year:             $1,000
--------------------------------------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------------------------------------
 .  maximum annual remaining amount:                     $0.0
--------------------------------------------------------------------------------------------------------------
   (since prior withdrawals have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------
 .  policy value after withdrawal:                       $15,000 - $1,500 = $13,500
--------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
--------------------------------------------------------------------------------------------------------------
 .  minimum income base after withdrawal:                $10,500 - (10% x $10,500) = $9,450
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                   EXAMPLE 3
--------------------------------------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------------------------------------
 .  minimum income base on last policy anniversary:      $10,000
--------------------------------------------------------------------------------------------------------------
 .  minimum income base at time of withdrawal:           $10,500
--------------------------------------------------------------------------------------------------------------
 .  policy value at time of withdrawal:                  $7,500
--------------------------------------------------------------------------------------------------------------
 .  gross withdrawal amount:                             $1,500
--------------------------------------------------------------------------------------------------------------
 .  prior withdrawal in current policy year:             $1,000
--------------------------------------------------------------------------------------------------------------
                                 Calculations
--------------------------------------------------------------------------------------------------------------
 .  maximum annual amount:                               $0.0
--------------------------------------------------------------------------------------------------------------
   (prior withdrawals have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------
 .  policy value after withdrawal:                       $7,500 - $1,500 = $6,000
--------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
--------------------------------------------------------------------------------------------------------------
 .  minimum income base after withdrawal:                $10,500 - (20% x $10,500) = $8,400
--------------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the managed annuity program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the managed annuity program rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, number of years since the rider date, and the managed annuity program payment option selected and is based on a assumed investment return of 3% and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the managed annuity program rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the managed annuity program will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

PART C       OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

        (a)  Financial Statements

             All required financial statements are included in Part B of this Registration Statement.

        (b)  Exhibits:  The following exhibits are filed herewith:

             (1)  (a)  Resolution of the Board of Directors of PFL Life
                       Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

                  (b)  Authorization Changing Name of the Mutual Fund Account.
                       Note 9.


             (2)       Not Applicable.

             (3)  (a)  Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and MidAmerica Management Corporation. Note 3.

                (a)(1) Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                       Note 12.

                (a)(2) Termination of Principal Underwriting Agreement by and
                       between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

                  (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.
             (4)  (a)  Form of Policy for the Endeavor Variable Annuity. Note 3.

                  (b)  Form of Policy Endorsement (Required Distributions). Note
                       3.

                  (c)  Form of Policy Endorsement (Death Benefits). Note 4.

                  (d)  Form of Policy Endorsement (Nursing Care). Note 7.

                  (e)  Form of Policy Endorsement (Death Benefit). Note 8.

                  (f)  Form of Policy for the Endeavor Variable Annuity. Note
                       10.

                  (g)  Form of Policy Endorsement (Nursing Care). Note 10.

                  (h)  Form of Policy for the Endeavor FI Variable Annuity.
                       Note 11.

                  (i)  Form of Policy Endorsement for the Endeavor FI (Nursing
                       Care).  Note 11

                  (j) Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

                  (k)  Form of Policy for the Endeavor Variable Annuity.
                       Note 12.

                  (l) Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

                  (m) Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

                       (GMIB) Note 14.

                  (n) Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b)
                       Loan). Note 15.

                  (o) Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20

                  (p) Form of Group Certificate for the Endeavor Variable Annuity. Note 20

                  (q) Form of Individual Policy for the Endeavor Variable Annuity. Note 20

                  (r)  Form of Policy for the Separate Account VA B. Note
                       24

                  (s) Form of Policy Endorsement (Additional Death Distribution). Note 24

                  (t)  Form of Policy Endorsement (Initial Payment Guarantee).
                       Note 24

                  (u)  Form of Policy Endorsement (Managed Annuity Program),
                       Note 26


             (5)  (a)  Form of Application for the Endeavor Variable Annuity.
                       Note 11.

                  (b)  Form of Application for the Endeavor FI Variable Annuity.
                       Note 11.

                  (c) Form of Application for the Endeavor ML Variable Annuity. Note 11.

                  (d) Form of Application for the PFL Endeavor Variable Annuity. Note 12.

                  (e) Form of Application for the PFL Endeavor Variable Annuity. Note 14.

                  (f) Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

                  (g) Form of Group Master Application for the Endeavor Variable Annuity. Note 20

                  (h)  Form of Application for Transamerica Landmark Note 24

                  (i)  Form of Application for Transamerica Landmark ML. Note 24

             (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                       Note 3.

                  (b)  Bylaws of PFL Life Insurance Company. Note 3.

             (7)       Not Applicable.

             (8)  (a)  Participation Agreement by and between PFL Life Insurance
                       Company and Endeavor Series Trust. Note 3.

                  (b)  Participation Agreement with WRL Series Fund, Inc. Note
                       5.

               (b)(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17

            (8)(b)(2) Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22

               (b)(3) Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24

                  (c) Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

                  (d) Amendment and Assignment of Administrative Services Agreement. Note 3.

                  (e)  Second Amendment to Administrative Services Agreement.
                       Note 4.

                  (f) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

                  (g) Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

                  (h) Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.
                       Note 11.

               (h)(1) Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

            (8)(h)(2) Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

                  (i) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc.
                       Note 20

               (i)(1)  Termination of Participation Agreement (Transamerica).
                       Note 26


               (i)(2)  Participation Agreement (Transamerica). Note 26


               (i)(3)  Addendum to Participation Agreement (Transamerica).
                       Note 26


                  (j) Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

               (j)(1) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

               (j)(2) Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

               (j)(3) Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company.
                       Note 25


               (j)(4) Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25


               (j)(5) Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company.
                       Note 25


                  (k) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

               (k)(1) Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company.
                       Note 20

               (k)(2) Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25


               (k)(3) Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25


               (8)(l) Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

            (8)(l)(1) Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

               (8)(m) Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

               (m)(1) Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

             (9)  (a)  Opinion and Consent of Counsel. Note 2.

                  (b)  Consent of Counsel. Note 2.

             (10) (a)  Consent of Independent Auditors. Note 24.

                  (b)  Opinion and Consent of Actuary. Note 24.

             (11)      Not Applicable.

             (12)      Not Applicable.

             (13)      Performance Data Calculations. Note 16.

             (14) Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. Larry N. Norman Note 14. Bart Herbert, Jr. Note 24.

     Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.

     Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.

     Note 3. Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.

     Note 4. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.

     Note 5. Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.

     Note 6. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.

     Note 7. Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.

     Note 8. Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.

     Note 9. Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.

     Note 10. Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.

     Note 11. Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.

     Note 12. Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.

     Note 13. Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.

     Note 14. Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.

     Note 15. Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.

     Note 16. Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April
                  29, 1999.

     Note 17. Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

     Note 18. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.

     Note 19. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.


     Note 20. Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.

     Note 21. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28,
                  2000.

     Note 22. Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.

     Note 23. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

     Note 24. Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.


     Note 25. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.


     Note 26.     Filed herewith.

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

                                           PRINCIPAL POSITIONS
NAME AND                                     AND OFFICES WITH
BUSINESS ADDRESS                                DEPOSITOR
----------------                                ---------
       Larry N. Norman                     Director and President
       4333 Edgewood Road, N.E.
       Cedar Rapids, IA 52499

       Patrick S. Baird                    Director, Senior Vice President
       4333 Edgewood Road, N.E.            and Chief Operating
       Cedar Rapids, IA 52499              Officer

       Craig D. Vermie                     Director
       4333 Edgewood Road, N.E.            Vice President,
       Cedar Rapids, IA 52499              Secretary, and General
                                           Counsel

       Douglas C. Kolsrud                  Director, Senior Vice President,
       4333 Edgewood Road, N.E.            Chief Investment Officer
       Cedar Rapids, IA 52499              and Corporate Actuary

       Robert J. Kontz                     Vice President and
       4333 Edgewood Road, N.E.            Corporate Controller
       Cedar Rapids, IA 52499

       Bart Herbert, Jr                    Director, Executive Vice
       4333 Edgewood Road, N.E.            President and Chairman of
       Cedar Rapids, IA 52499              the Board

       Brenda K. Clancy                    Vice President
       4333 Edgewood Road, N.E.            Treasurer and Chief
       Cedar Rapids, IA 52499              Financial Officer

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America


Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company



Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.



Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans



BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only



First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,    Illinois         100% TCFC                         Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsurance
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

ITEM 27.     NUMBER OF POLICYOWNERS

             As of December 31, 2000, there were 31,725 Owners of the
Policies.

ITEM 28.     INDEMNIFICATION

        The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.     PRINCIPAL UNDERWRITER

             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:(5)


Larry N. Norman                                 Ann Spaes
Director and President                          Director and Vice President

Frank A. Camp                                   Darin Smith
Secretary                                       Assistant Vice President
                                                and Assistant Secretary

Lisa Wachendorf                                 Linda Gilmer
Director, Vice President and                    Treasurer/Controller
Compliance Officer and Chief

Thomas R. Moriarty                              Robert Warner
Vice President                                  Assistant Compliance
                                                Officer

Priscilla Hechler                               Emily Bates
Assistant Vice President and                    Assistant Treasurer
Assistant Secretary

Thomas Pierpan                                  Clifton Flenniken
Assistant Vice President and                    Assistant Treasurer
Assistant Secretary

_____________________
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

     AFSG Securities Corporation, the broker/dealer, received $24,804,103.00 and $30,348,568.76 from the Registrant for the year ending December 31, 2000 and for the year ending December 31, 1999 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.


AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.


ITEM 31.     MANAGEMENT SERVICES.

             All management Policies are discussed in Part A or Part B.

ITEM 32.     UNDERTAKINGS

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

             (d) Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.


SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7:  TEXAS OPTIONAL RETIREMENT PROGRAM

        Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 1/st/ day of
                                                               -----
October, 2001.

-------

                                      SEPARATE ACCOUNT VA B

                                      TRANSAMERICA LIFE INSURANCE COMPANY
                                      Depositor

                                                                             *
                                      ----------------------------------------
                                      Larry N. Norman
                                      President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                                   Title                           Date
----------                                   -----                           ----

                                    *        Director
-------------------------------------                                        ------------------
Bart Herbert, Jr.

                                    *        Director
-------------------------------------                                        ------------------
Patrick S. Baird

                                    *        Director
-------------------------------------        (Principal Executive Officer)   ------------------
Larry N. Norman

/s/ Craig D. Vermie                          Director                        October 1, 2001
------------------------------------                                         ------------------
Craig D. Vermie

                                    *        Director
-------------------------------------                                        ------------------
Douglas C. Kolsrud

                                    *        Vice President and
-------------------------------------        Corporate Controller            ------------------
Robert J. Kontz

                                    *        Treasurer
-------------------------------------                                        ------------------
Brenda K. Clancy
*By Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                        33-33085




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                 ---------------

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                              SEPARATE ACCOUNT VA B

                                 ---------------

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.     Description of Exhibit                                                 Page No.*
-----------     ----------------------                                                 ---------
(4)(u)          Form of Policy Endorsement (Managed Annuity Program)

(8)(i)(1)       Termination of Participation Agreement (Transamerica)

(8)(i)(2)       Participation Agreement (Transamerica)

(8)(i)(3)       Addendum to Participation Agreement (Transamerica)

(8)(m)(1)       Amendment No. 2 to Participation Agreement by and among Alliance
                Variable Products Series Fund, Transamerica Life Insurance Company,
                AFSG Securities Corporation


-------------
* Page numbers included only in manually executed original.